UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/11 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2011 (Unaudited)
Shares		Value

Common Stocks — 76.3%

Consumer Discretionary — 12.5%
10,000	AutoZone, Inc. *	$3,191,900
14,000	Bed Bath & Beyond, Inc. *	802,340
24,000	BorgWarner, Inc. *	1,452,720
35,000	Brinker International, Inc.	732,200
36,000	Buckle, Inc. (The)	1,384,560
5,000	Chipotle Mexican Grill, Inc. *	1,514,750
13,000	Coach, Inc.	673,790
13,000	Coinstar, Inc. *	520,000
29,000	Crocs, Inc. *	686,430
18,000	Darden Restaurants, Inc.	769,500
27,000	Domino’s Pizza, Inc. *	735,750
13,000	Fossil, Inc. *	1,053,780
17,000	Genuine Parts Co.	863,600
54,000	Guess?, Inc.	1,538,460
87,000	Johnson Controls, Inc.	2,294,190
13,000	Life Time Fitness, Inc. *	479,050
83,000	LKQ Corp. *	2,005,280
15,000	Lululemon Athletica, Inc. *	729,750
10,000	McDonald’s Corp.	878,200
10,000	NIKE, Inc. Class B	855,100
28,000	O’Reilly Automotive, Inc. *	1,865,640
7,000	Penn National Gaming, Inc. *	233,030
2,000	Priceline.com, Inc. *	898,920
28,000	PVH Corp.	1,630,720
3,000	Ralph Lauren Corp.	389,100
6,000	Signet Jewelers Ltd. *	202,800
4,700	Strayer Education, Inc.	360,349
44,000	TJX Companies, Inc. (The)	2,440,680
9,000	TRW Automotive Holdings Corp. *	294,570
21,000	Tupperware Brands Corp.	1,128,540
10,000	Under Armour, Inc. Class A *	664,100
29,000	Warnaco Group, Inc. (The) *	1,336,610
30,000	Wolverine World Wide, Inc.	997,500
5,000	Wynn Resorts Ltd.	575,400
42,000	Yum! Brands, Inc.	2,074,380
		38,253,689
Consumer Staples — 5.6%
16,900	British American Tobacco PLC ADR	1,431,937
4,000	Bunge Ltd.	233,160
50,000	Church & Dwight Co., Inc.	2,210,000
10,000	Costco Wholesale Corp.	826,585
13,000	Energizer Holdings, Inc. *	863,720
84,000	Flowers Foods, Inc.	1,634,640
20,000	General Mills, Inc.	769,400
35,500	Green Mountain Coffee Roasters, Inc. *	3,299,370
12,000	Herbalife Ltd.	643,200
60,000	Hormel Foods Corp.	1,621,200
10,000	PepsiCo, Inc.	619,000
10,000	Ruddick Corp.	389,900
16,000	TreeHouse Foods, Inc. *	989,440
23,000	Whole Foods Market, Inc.	1,502,130
		17,033,682
Energy — 3.6%
5,000	Cabot Oil & Gas Corp.	309,550
25,000	Chesapeake Energy Corp.	638,750
11,000	Concho Resources, Inc. *	782,540
5,000	Devon Energy Corp.	277,200
54,000	EQT Corp.	2,881,440
86,000	FMC Technologies, Inc. *	3,233,600
24,000	McDermott International, Inc. *	258,240
11,000	Oil States International, Inc. *	560,120
10,000	Rosetta Resources, Inc. *	342,200
10,000	SM Energy Co.	606,500
32,000	World Fuel Services Corp.	1,044,800
		10,934,940
Financials — 4.3%
8,000	Affiliated Managers Group, Inc. *	624,400
37,000	AFLAC, Inc.	1,293,150
12,000	Arch Capital Group Ltd. *	392,100
8,000	Bank of Montreal	446,800
12,500	BlackRock, Inc.	1,850,125
36,000	Eaton Vance Corp.	801,720
15,000	Franklin Resources, Inc.	1,434,600
9,000	M&T Bank Corp.	629,100
10,000	ProAssurance Corp.	720,200
28,800	Royal Bank of Canada	1,316,736
15,000	Stifel Financial Corp. *	398,400
26,000	T. Rowe Price Group, Inc.	1,242,020
11,284	Toronto-Dominion Bank (The)	800,600
46,000	Wells Fargo & Co.	1,109,520
		13,059,471

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2011 (Unaudited)

Health Care — 11.6%
68,000	Alexion Pharmaceuticals, Inc. *	$4,356,080
17,400	Allergan, Inc.	1,433,412
8,000	C.R. Bard, Inc.	700,320
24,000	Cerner Corp. *	1,644,480
50,000	DENTSPLY International, Inc.	1,534,500
12,000	Edwards Lifesciences Corp. *	855,360
16,000	Endo Pharmaceuticals Holdings, Inc. *	447,840
62,000	Express Scripts, Inc. *	2,298,340
1,400	Fresenius Medical Care AG & Co. KGaA ADR	94,542
52,000	Henry Schein, Inc. *	3,224,520
43,000	IDEXX Laboratories, Inc. *	2,965,710
35,000	Illumina, Inc. *	1,432,200
6,000	Intuitive Surgical, Inc. *	2,185,680
4,000	Mednax, Inc. *	250,560
21,000	Mettler-Toledo International, Inc. *	2,939,160
10,000	Novo Nordisk A/S ADR	995,200
35,250	Owens & Minor, Inc.	1,003,920
10,000	Pharmasset, Inc. *	823,700
9,000	ResMed, Inc. *	259,110
16,000	SXC Health Solutions Corp. *	891,200
6,500	Techne Corp.	442,065
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,042,160
32,000	Thermo Fisher Scientific, Inc. *	1,620,480
3,800	United Therapeutics Corp. *	142,462
15,000	UnitedHealth Group, Inc.	691,800
4,000	Universal Health Services, Inc. Class B	136,000
10,000	WellPoint, Inc.	652,800
9,000	West Pharmaceutical Services, Inc.	333,900
		35,397,501
Industrials — 17.3%
13,000	Acuity Brands, Inc.	468,520
104,250	AMETEK, Inc.	3,437,122
12,000	Babcock & Wilcox Co. *	234,600
21,000	BE Aerospace, Inc. *	695,310
28,000	C.H. Robinson Worldwide, Inc.	1,917,160
32,000	Canadian National Railway Co.	2,130,560
19,000	Chicago Bridge & Iron Co. N.V.	543,970
34,000	CLARCOR, Inc.	1,406,920
13,000	Clean Harbors, Inc. *	666,900
39,200	Danaher Corp.	1,644,048
23,000	Donaldson Co., Inc.	1,260,400
14,000	Eaton Corp.	497,000
29,000	EnerSys *	580,580
23,000	Esterline Technologies Corp. *	1,192,320
16,000	Flowserve Corp.	1,184,000
22,000	General Dynamics Corp.	1,251,580
26,000	Geo Group, Inc. (The) *	482,560
42,000	IDEX Corp.	1,308,720
19,000	IHS, Inc. Class A *	1,421,390
57,000	ITT Corp.	2,394,000
16,200	J.B. Hunt Transport Services, Inc.	585,144
40,000	Kansas City Southern *	1,998,400
14,000	Kirby Corp. *	736,960
21,000	L-3 Communications Holdings, Inc.	1,301,370
30,000	Lennox International, Inc.	773,400
25,000	Polypore International, Inc. *	1,413,000
5,000	Precision Castparts Corp.	777,300
63,500	Republic Services, Inc.	1,781,810
18,000	Rockwell Collins, Inc.	949,680
29,000	Roper Industries, Inc.	1,998,390
36,000	Stericycle, Inc. *	2,905,920
8,000	Teledyne Technologies, Inc. *	390,880
17,000	Toro Co. (The)	837,590
19,000	TransDigm Group, Inc. *	1,551,730
12,000	Union Pacific Corp.	980,040
36,000	United Technologies Corp.	2,532,960
14,000	URS Corp. *	415,240
13,600	Valmont Industries, Inc.	1,059,984
13,000	W.W. Grainger, Inc.	1,944,020
76,500	Waste Connections, Inc.	2,587,230
24,000	Woodward Inc.	657,600
		52,896,308

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2011 (Unaudited)

Information Technology — 10.2%
17,000	Accenture PLC Class A	$895,560
13,000	Acme Packet, Inc. *	553,670
60,000	Activision Blizzard, Inc.	714,000
7,000	Alliance Data Systems Corp. *	648,900
48,000	Amphenol Corp. Class A	1,956,960
12,000	Anixter International, Inc.	569,280
19,000	ANSYS, Inc. *	931,760
4,000	Apple, Inc. *	1,524,720
70,000	Aruba Networks, Inc. *	1,463,700
20,000	Avago Technologies Ltd.	661,396
7,000	Baidu, Inc. ADR *	748,370
7,000	Blackboard, Inc. *	312,620
18,000	Cavium, Inc. *	486,180
23,000	Check Point Software Technologies Ltd. *	1,213,480
37,000	Cognizant Technology Solutions Corp. Class A *	2,319,900
8,000	CommVault Systems, Inc *	296,480
22,000	Concur Technologies, Inc. *	818,840
18,800	Equinix, Inc. *	1,670,004
21,000	FactSet Research Systems, Inc.	1,868,370
1,800	Google, Inc. Class A *	925,884
32,000	Informatica Corp. *	1,310,400
3,400	j2 Global Communications, Inc.	91,460
37,000	Oracle Corp.	1,063,380
6,000	Rackspace Hosting, Inc. *	204,840
14,000	Rovi Corp. *	601,720
18,400	Salesforce.com, Inc. *	2,102,752
20,000	Solera Holdings, Inc.	1,010,000
22,000	Teradata Corp. *	1,177,660
32,000	TIBCO Software, Inc. *	716,480
13,000	VeriFone Systems, Inc. *	455,260
15,000	VMware, Inc. Class A *	1,205,700
14,300	Wright Express Corp. *	543,972
		31,063,698
Materials — 7.6%
17,000	Air Products & Chemicals, Inc.	1,298,290
15,000	Airgas, Inc.	957,300
32,200	Albemarle Corp.	1,300,880
30,000	AptarGroup, Inc.	1,340,100
28,000	Ball Corp.	868,560
27,500	Celanese Corp. Series A	894,575
5,000	CF Industries Holdings, Inc.	616,950
29,000	Crown Holdings, Inc. *	887,690
12,000	Cytec Industries, Inc.	421,680
65,000	Ecolab, Inc.	3,177,850
22,000	FMC Corp.	1,521,520
19,000	Greif, Inc. Class A	814,910
6,000	NewMarket Corp.	911,220
32,000	Praxair, Inc.	2,991,360
20,000	Rockwood Holdings, Inc. *	673,800
19,000	Scotts Miracle-Gro Co. (The) Class A	847,400
48,400	Sigma-Aldrich Corp.	2,990,636
24,000	Valspar Corp. (The)	749,040
		23,263,761
Telecommunication Services — 1.9%
46,000	American Tower Corp. Class A *	2,474,800
42,000	Crown Castle International Corp. *	1,708,140
44,000	SBA Communications Corp. Class A *	1,517,120
		5,700,060
Utilities — 1.7%
20,600	ITC Holdings Corp.	1,595,058
14,000	NSTAR	627,340
10,000	Oneok, Inc.	660,400
7,000	Questar Corp.	123,970
21,000	South Jersey Industries, Inc.	1,044,750
34,000	Wisconsin Energy Corp.	1,063,860
		5,115,378
	Total Common Stocks
	(Cost $159,491,408)	232,718,488

Principal Amount		Value

U.S. Government Agency Obligations — 10.1%
$433,894	Federal Home Loan Mortgage Corp.,
	4.00%, 12/15/13	$437,468
156,523	Federal Home Loan Mortgage Corp.,
	5.00%, 1/1/21	169,255
35,536	Federal Home Loan Mortgage Corp.,
	5.00%, 10/1/21	38,360
60,987	Federal Home Loan Mortgage Corp.,
	5.00%, 10/1/21	65,834
166,204	Federal Home Loan Mortgage Corp.,
	5.00%, 11/1/21	179,412
128,951	Federal Home Loan Mortgage Corp.,
	5.50%, 4/15/22	131,736
1,785,213	Federal Home Loan Mortgage Corp.,
	4.50%, 6/15/23	1,837,170
908,626	Federal Home Loan Mortgage Corp.,
	5.50%, 3/15/24	939,726
1,247,692	Federal Home Loan Mortgage Corp.,
	4.50%, 10/15/27	1,308,244
66,388	Federal National Mortgage Association,
	4.00%, 8/1/14	67,986
100,310	Federal National Mortgage Association,
	4.00%, 4/1/24	105,931
795,276	Federal National Mortgage Association,
	4.00%, 3/1/25	839,839
2,913,769	Federal National Mortgage Association,
	4.00%, 6/1/26	3,077,040
493,838	Federal National Mortgage Association,
	4.00%, 6/1/26	521,510
987,109	Federal National Mortgage Association,
	3.50%, 7/1/26	1,032,273
491,467	Federal National Mortgage Association,
	4.00%, 7/1/26	519,006
1,208,609	Federal National Mortgage Association,
	5.00%, 11/1/34	1,305,839

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2011 (Unaudited)
Principal Amount		Value
$111,739	Federal National Mortgage Association,
	4.50%, 7/1/40	$118,693
24,082	Federal National Mortgage Association,
	4.50%, 8/1/40	25,581
912,227	Federal National Mortgage Association,
	4.50%, 8/1/40	968,428
23,562	Federal National Mortgage Association,
	4.50%, 9/1/40	25,029
211,220	Federal National Mortgage Association,
	4.50%, 10/1/40	224,367
666,371	Federal National Mortgage Association,
	4.50%, 2/1/41	707,846
475,875	Federal National Mortgage Association,
	4.50%, 3/1/41	505,493
665,434	Federal National Mortgage Association,
	4.50%, 4/1/41	706,851
29,074	Federal National Mortgage Association,
	4.50%, 4/1/41	30,884
296,285	Federal National Mortgage Association,
	4.50%, 4/1/41	314,725
481,458	Federal National Mortgage Association,
	4.50%, 4/1/41	511,424
2,956,329	Federal National Mortgage Association,
	4.50%, 5/1/41	3,140,330
663,281	Government National Mortgage
	Association, 5.50%, 1/15/36	734,191
2,310,852	Government National Mortgage
	Association, 4.25%, 2/20/37	2,416,414
5,970,285	Government National Mortgage
	Association, 5.50%, 8/20/37	6,625,794
1,001,513	Government National Mortgage
	Association, 3.00%, 4/16/39	1,041,131
	Total U.S. Government Agency Obligations
	(Cost $29,147,492)	30,673,810

U.S. Treasury Obligations — 3.9%
3,690,120	U.S. Treasury Notes, 1.88%, 7/15/13 (1)	3,862,519
1,000,000	U.S. Treasury Notes, 3.63%, 2/15/21	1,155,234
3,000,000	U.S. Treasury Bonds, 6.13%, 11/15/27	4,419,375
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,302,500
1,000,000	U.S. Treasury Bonds, 4.38%, 5/15/40	1,287,190
	Total U.S. Treasury Obligations
	(Cost $9,692,781)	12,026,818

Corporate Bonds & Notes — 8.9%
Communications — 1.1%
1,000,000	AT&T, Inc., 2.50%, 8/15/15	1,022,299
2,000,000	BellSouth Corp., 5.20%, 9/15/14	2,196,070
		3,218,369
Consumer, Non-cyclical — 1.3%
1,000,000	Campbell Soup Co., 3.05%, 7/15/17	1,057,118
1,000,000	Coca-Cola Co. (The), 1.50%, 11/15/15	1,009,261
1,000,000	Coca-Cola Enterprises, Inc., 3.50%,
	9/15/20	1,027,241
1,000,000	Medco Health Solutions, Inc., 2.75%,
	9/15/15	1,005,655
		4,099,275
Energy — 0.7%
1,000,000	Halliburton Co., Fixed, 6.15%, 9/15/19	1,211,101
1,000,000	NextEra Energy Capital Holding, Inc.,
	2.55%, 11/15/13	1,017,460
		2,228,561
Financial — 3.4%
1,000,000	General Electric Capital Corp. MTN,
	0.48%, 5/11/16 (2)	922,515
1,000,000	Goldman Sachs Group, Inc. (The), 0.81%,
	3/22/16 (2)	857,593
2,000,000	JPMorgan Chase & Co., 3.45%, 3/1/16	2,008,248
6,000,000	SLM Corp. MTN, 5.25%, 4/1/14 (2)	5,628,180
1,000,000	Wachovia Corp., 0.62%, 6/15/17 (2)	901,827
		10,318,363
Industrial — 1.8%
1,000,000	Burlington Northern Santa Fe LLC,
	3.60%, 9/1/20	1,017,700
1,000,000	Noble Holding International Ltd., 3.05%,
	3/1/16	1,029,205
1,000,000	Praxair, Inc., 5.20%, 3/15/17	1,161,034
1,000,000	Snap-On, Inc., 4.25%, 1/15/18	1,099,350
1,000,000	Tyco International Finance SA, 3.75%,
	1/15/18	1,064,573
		5,371,862
Technology — 0.3%
1,000,000	Hewlett-Packard Co., 2.20%, 12/1/15	989,072
		989,072
Utilities — 0.3%
1,000,000	Commonwealth Edison Co., 4.00%,
	8/1/20	1,054,889
		1,054,889
	Total Corporate Bonds & Notes
	(Cost $26,989,537)	27,280,391
	Total Investments — 99.2%
	(Cost $225,321,218)	$302,699,507
Cash And Other Assets In Excess Of Liabilities — (0.8%)		2,532,163
Net Assets (3) —100.0%		$305,231,670
Net Asset Value Per Outstanding Share
($305,231,670 ÷ 17,835,670 shares outstanding)		$17.11

*	Non-income producing.

(1)	Treasury Inflation-Protection Security (TIPS)

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2011 (Unaudited)

(2)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.

(3)
For federal income tax purposes, the aggregate cost was $225,321,218, aggregate gross unrealized appreciation was $85,692,222, aggregate gross unrealized depreciation was $8,313,933 and the net unrealized appreciation was $77,378,289.

ADR	American Depositary Receipt.
MTN	Medium Term Note.

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s net assets as of September 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$232,718,488	$0	$0	$232,718,488
U.S. Government Agency Obligations	0	30,673,810	0	30,673,810
U.S. Treasury Obligations	0	12,026,818	0	12,026,818
Corporate Bonds & Notes	0	27,280,391	0	27,280,391

Total Investments in Securities	$232,718,488	$69,981,019	$0	$302,699,507

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended September 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the  registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 18, 2011